Note 5 - Loans - Expected Credit Loss Sensitivity (Details) - Loans [member] - CAD ($) $ in Thousands	Jul. 31, 2022	Oct. 31, 2021	Jul. 31, 2021
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,699	$ 1,453	$ 1,732
Upside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	1,129
Variance from reported ECL	$ (570)
Variance from reported ECL (%)	(34.00%)
Baseline, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 1,436
Variance from reported ECL	$ (263)
Variance from reported ECL (%)	(15.00%)
Downside, 100% [member]
Statement Line Items [Line Items]
Allowance for expected credit losses	$ 2,000
Variance from reported ECL	$ 301
Variance from reported ECL (%)	18.00%